Annual Fund Operating Expenses - THE GABELLI ASSET FUND	Apr. 30, 2025
THE GABELLI ASSET FUND CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.33%
THE GABELLI ASSET FUND CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.33%
THE GABELLI ASSET FUND CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	2.08%
THE GABELLI ASSET FUND CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.08%